Repurchase of shares - Summary of the Shares Repurchased by the Company (Detail) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended									12 Months Ended
	Feb. 10, 2017	Jan. 13, 2017	Nov. 30, 2016	Oct. 27, 2016	Apr. 14, 2016	Dec. 31, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Aug. 30, 2016	Jul. 29, 2016	Jun. 30, 2016	May 31, 2016	Mar. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity, Class of Treasury Stock [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock																$ 358	$ 14,319
Approximate Dollar Value of ADSs that May Yet Be Purchased Under the Plan															$ 5,300
Share Repurchase Program, 2016 [Member]
Equity, Class of Treasury Stock [Line Items]
Total Number of ADS Purchased			21,229	31,400	457,900			173,312	15,467	229,695	555,357	111,459	449,696	408,985			2,454,500
Average Price Paid Per Share			$ 4.61	$ 5.11	$ 6.61			$ 4.02	$ 5.33	$ 5.83	$ 5.33	$ 5.24	$ 6.28	$ 6.22
Stock Repurchase Program, Authorized Amount																	$ 20,000
Share Repurchase Program 2017 [Member]
Equity, Class of Treasury Stock [Line Items]
Total Number of ADS Purchased	5,553	994				93,070	86,523								0	93,070	2,454,500
Average Price Paid Per Share	$ 3.75	$ 4.34					$ 3.86